Consolidated Statement of Income - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues from construction activities		S/ 1,815,671	S/ 2,411,880	S/ 1,961,100
Revenues from services provided		1,055,423	1,254,059	1,089,315
Revenue from real estate and sale of goods		442,935	671,922	1,151,983
Revenue		3,314,029	4,337,861	4,202,398
Cost of construction activities		(1,716,309)	(2,351,563)	(1,921,112)
Cost of services provided		(929,206)	(1,035,251)	(906,953)
Cost of real estate and sale of goods		(347,906)	(500,610)	(660,363)
Cost of sales		(2,993,421)	(3,887,424)	(3,488,428)
Gross profit		320,608	450,437	713,970
Administrative expenses		(152,909)	(248,652)	(311,163)
Other income and expenses		(182,846)	(339,494)	(65,854)
Loss from the sale of investments				(7)
Operating profit (loss)		(15,147)	(137,709)	336,946
Financial expenses		(156,943)	(253,134)	(260,768)
Financial income		39,420	74,346	51,536
Share of the profit or loss of associates and joint ventures accounted for using the equity method		770	(218,774)	(3,709)
Profit (loss) before income tax		(131,900)	(535,271)	124,005
Income tax expense		(58,444)	(303,371)	(110,993)
Profit (loss) from continuing operations		(190,344)	(838,642)	13,012
Profit from discontinued operations				44,403
Profit (loss) for the year		(190,344)	(838,642)	57,415
Profit (loss) attributable to:
Owners of the Company		(217,871)	(884,721)	(83,188)
Non-controlling interest		27,527	46,079	140,603
Profit (loss) for the year		S/ (190,344)	S/ (838,642)	S/ 57,415
Loss per share attributable to owners of the Company during the year	[1]	S/ (0.250)	S/ (1.076)	S/ (0.125)
Loss per share from continuing operations attributable to owners of the Company during the year		S/ (0.250)	S/ (1.076)	S/ (0.110)

[1]	The Corporation does not have common shares with dilutive effects As of December 31, 2018, 2019 and 2020.